Schedule of Variable Interest Entities (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Current assets:
Cash	$ 19,724,715		$ 20,998,786
Accounts receivable, net	165,818		458,104
Prepayments	202,716		1,136,769
Other receivables	33,321		34,815
Total current assets	21,946,955		24,530,478
Non-current assets:
Long-term investment	14,614,058		14,296,824
Property and equipment, net	62,883		81,315
Total non-current assets	19,080,760		19,112,160
TOTAL ASSETS	41,027,715		43,642,638
Current liabilities:
Accounts payable	2,444		21,894
Taxes payable	196,827		258,383
Deferred revenue-current	551,040		1,357,236
Deferred tax liabilities	23,074		28,241
Total current liabilities	2,324,190		3,003,867
Non-current liabilities:
Deferred revenue-noncurrent	3,283		3,430
Total non-current liabilities	13,097,298		13,684,529
TOTAL LIABILITIES	15,421,488		16,688,396
Net income/ (loss)	(366,973)	$ (2,984,116)
Net cash provided by operating activities	(605,398)	556,282
Net cash (used) and provided by investing activities	4,785	(304,981)
Net cash provided by financing activities
Effects of exchange rate changes on cash	(673,458)	(1,540,533)
Net cash used	(1,274,071)	(1,289,232)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash	18,611,135		19,142,721
Accounts receivable, net	5,237		8,572
Prepayments	2,785		129,148
Deferred expenses	183,883		939,252
Total current assets	19,731,229		21,178,327
Non-current assets:
Long-term investment	14,614,058		14,296,824
Property and equipment, net	489		6,620
Total non-current assets	14,614,547		14,303,444
TOTAL ASSETS	34,345,776		35,481,771
Current liabilities:
Accounts payable	2,444		21,894
Taxes payable	2,793		8,488
Employee benefits payable	45,442		33,456
Deferred revenue-current	551,040		1,357,236
Other payables	120,226		104,738
Interest payable	587,616		202,405
Deferred tax liabilities
Total current liabilities	1,309,561		1,728,217
Non-current liabilities:
Long-term loans	13,094,015		13,681,099
Deferred revenue-noncurrent
Total non-current liabilities	13,094,015		13,681,099
TOTAL LIABILITIES	14,403,576		15,409,316
Revenue	1,493,709	6,721,036
Net income/ (loss)	737,179	(1,533,605)
Net cash provided by operating activities	1,321,718	1,586,763
Net cash (used) and provided by investing activities	4,785	(5,526)
Net cash provided by financing activities
Effects of exchange rate changes on cash	(1,858,089)	(1,943,377)
Net cash used	(531,586)	$ (362,140)
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Current assets:
Other receivables	923,537		958,634
Variable Interest Entity, Primary Beneficiary [Member] | Nonrelated Party [Member]
Current assets:
Other receivables	$ 4,652